Related-Party Transactions (Schedule of Amounts Payable to (Receivables from) Related Parties) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	$ 14	$ 18
Texas margin tax payable	21	27
Net payable (receivable)	35	45	$ 18
Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable		27	24
Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)		18	(6)
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	11	14
Texas margin tax payable	21	27
Net payable (receivable)	32	41	19
Sempra Texas Holdings [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable		27	24
Sempra Texas Holdings [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)		14	(5)
Texas Transmission Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	3	4
Net payable (receivable)	$ 3	4	(1)
Texas Transmission Investment LLC [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)		$ 4	$ (1)